CASH HELD IN ESCROW	12 Months Ended
Dec. 31, 2018
CASH HELD IN ESCROW
CASH HELD IN ESCROW

7.     CASH HELD IN ESCROW

	December 31,	December 31,	December 31,
	2018	2017	2016
Cash held in escrow	—	—	$70,000,000

The Company placed $70 million into a joint escrow account to partially cover the damages awarded against the Company in its primary U.S. litigation with CardiAQ.  On November 13, 2017, the final mandate of the court was issued and approximately $70 million was released from escrow to CardiAQ to partially settle the approximately $112 million damages and interest awards.